UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811 - 08685

ROCHDALE INVESTMENT TRUST

(Exact name of registrant as specified in charter)

570 LEXINGTON AVENUE
NEW YORK, NY 10022-6837

(Address of principal executive offices) (Zip code)

RITA DAM
U.S. BANCORP FUND SERVICES, LLC
2020 E. FINANCIAL WAY
GLENDORA, CA 91741

(Name and address of agent for service)

(212) 702-3500

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

Rochdale Large Growth Portfolio

SCHEDULE OF INVESTMENTS at March 31, 2005 (Unaudited)

Shares		Value
COMMON STOCKS: 99.9%
BASIC MATERIALS: 2.0%
5,178	Allegheny Technologies, Inc.	$124,842
2,755	Ecolab, Inc.(1)	91,053
2,394	Sherwin-Williams Co.	105,312
1,499	Sigma-Aldrich Corp.(1)	91,814
		413,021

CONSUMER CYCLICALS: 11.3%
2,965	Best Buy Co., Inc.(1)	160,140
2,123	Coach, Inc.*(1)	120,226
2,245	Harley-Davidson, Inc.(1)	129,671
9,771	Home Depot, Inc.(1)	373,643
4,123	International Game Technology	109,919
3,668	Lowe's Companies, Inc.(1)	209,406
1,934	NIKE, Inc. - Class B(1)	161,122
1,977	PACCAR, Inc.	143,115
931	Target Corp.	46,569
13,512	Wal-Mart Stores, Inc.(1)	677,086
2,772	Yum! Brands, Inc.(1)	143,617
		2,274,514

CONSUMER NON CYCLICALS: 36.3%
4,172	Abbott Laboratories	194,499
8,585	Altria Group, Inc.(1)	561,373
6,540	Amgen, Inc.*(1)	380,693
3,677	Avon Products, Inc.	157,890
1,696	Becton, Dickinson & Co.	99,080
3,287	Biomet, Inc.	119,318
5,432	Boston Scientific Corp.*	159,103
1,914	C.R. Bard, Inc.	130,305
3,694	Campbell Soup Co.	107,200
1,586	Cardinal Health, Inc.	88,499
10,806	Coca-Cola Co.(1)	450,286
3,558	Colgate Palmolive Co.	185,621
1,649	Deluxe Corp.(1)	65,729
4,618	Equifax, Inc.	141,726
1,445	Express Scripts, Inc.*(1)	125,990
1,997	Fortune Brands, Inc.(1)	161,018
1,018	Genzyme Corp.*(1)	58,270
2,941	Gillette Co.	148,462
1,063	H&R Block, Inc.(1)	53,767
13,184	Johnson & Johnson Co.(1)	885,437
2,194	McCormick & Company, Inc.	75,539
6,166	Medtronic, Inc.	314,158

Rochdale Large Growth Portfolio

SCHEDULE OF INVESTMENTS at March 31, 2005 (Unaudited), Continued

Shares		Value
CONSUMER NON CYCLICALS, Continued
3,984	Merck & Co., Inc.(1)	$128,962
8,328	PepsiCo, Inc.	441,634
11,502	Procter & Gamble Co.(1)	609,606
1,529	Quest Diagnostics, Inc.	160,744
5,449	Sara Lee Corp.	120,750
3,762	St. Jude Medical, Inc.*	135,432
3,570	Stryker Corp.(1)	159,258
4,583	Sysco Corp.	164,071
2,135	The Clorox Co.(1)	134,484
3,863	UnitedHealth Group, Inc.	368,453
2,573	UST, Inc.(1)	133,024
1,189	Zimmer Holdings, Inc.*(1)	92,516
		7,312,897

ENERGY: 6.6%
1,441	Baker Hughes, Inc.(1)	64,110
1,743	BJ Services Co.(1)	90,427
19,875	Exxon Mobil Corp.	1,184,550
		1,339,087

FINANCIAL SERVICES: 3.3%
6,570	American Express Co.	337,501
4,586	Federated Investors, Inc. - Class B	129,830
3,894	SLM Corp.	194,077
		661,408

INDUSTRIALS: 14.7%
1,035	3M Co.(1)	88,689
2,483	American Standard Companies, Inc.*	115,410
3,706	Ball Corp.(1)	153,725
1,477	Black & Decker Corp.	116,668
1,955	Caterpillar, Inc.(1)	178,765
4,222	Danaher Corp.(1)	225,497
1,568	Emerson Electric Co.	101,810
38,633	General Electric Co.	1,393,106
936	Illinois Tool Works, Inc.	83,800
1,767	Sealed Air Corp.*(1)	91,778
2,143	Stanley Works (The)	97,014
350	United Parcel Service, Inc.(1)	25,459
2,021	United Technologies Corp.	205,455
2,227	Waters Corp.*	79,704
		2,956,880

TECHNOLOGY: 18.6%
3,098	Adobe Systems, Inc.(1)	208,093
118	Apple Computer, Inc.*(1)	4,917
3,188	Autodesk, Inc.	94,875
3,936	Automatic Data Processing, Inc.	176,923

Rochdale Large Growth Portfolio

SCHEDULE OF INVESTMENTS at March 31, 2005 (Unaudited), Continued

Shares		Value
TECHNOLOGY, continued
4,674	Citrix Systems, Inc.*(1)	$111,335
11,246	Dell, Inc.*	432,071
4,965	First Data Corp.	195,174
3,862	IMS Health, Inc.	94,194
21,906	Intel Corp.(1)	508,876
3,481	International Business Machines Corp. (IBM)	318,094
2,174	Intuit, Inc.*(1)	95,156
2,395	Lexmark International Group, Inc.*(1)	191,528
227	Lucent Technologies, Inc., Warrants Expire 12/10/07*	152
42,076	Microsoft Corp.	1,016,977
24,132	Oracle Corp.*	301,167
		3,749,532

TELECOMMUNICATIONS: 6.4%
28,617	Cisco Systems, Inc.*(1)	511,958
1,773	McGraw-Hill Companies, Inc.(1)	154,694
1,931	Omnicom Group, Inc.(1)	170,932
8,198	Qualcomm, Inc.	300,457
6,618	Symantec Corp.*	141,162
		1,279,203

UTILITIES: 0.7%
1,665	TXU Corp.(1)	132,584

Total Common Stocks
(cost $17,613,770)		20,119,126

SHORT-TERM INVESTMENTS: 0.0%
Money Market Investment: 0.0%
111	First American Prime Obligations Fund	111

Total Short-term Investment
(cost $111)		111

Principal Amount		Value
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 46.2%
Commercial Paper: 6.1%
$411,394	Lakeside Funding LLC, 2.800.%, 04/08/05	411,394
411,394	Liquid Funding Ltd., 2.751%, 12/12/05	411,394
411,394	Morgan Stanley, 2.945%, 09/02/05	411,394
		1,234,182

Repurchase Agreement: 39.8%
5,965,213	Credit Suisse First Boston, Inc., 2.900%, 04/01/05(2)	5,965,213
2,056,970	Lehman Brothers, Inc., 3.000%, 04/01/05(2)	2,056,970
		8,022,183

Rochdale Large Growth Portfolio

SCHEDULE OF INVESTMENTS at March 31, 2005 (Unaudited), Continued

Principal Amount		Value
Money Market Investment: 0.3%
$64,823	Merrill Lynch Premier Institutional Fund	$64,823

Total Investments Purchased With Cash
Proceeds From Securities Lending
(cost $9,321,154)		9,321,188

TOTAL INVESTMENTS
(Cost $26,935,035), 146.1%		29,440,425
LIABILITIES IN EXCESS OF OTHER ASSETS, (46.1)%		(9,292,019)
NET ASSETS, 100.0%		$20,148,406

(1)	This security or a portion of this security is out on loan at March 31, 2005. Total loaned securities had a market value of $9,000,337 at March 31, 2005.

(2)	Collaterized by $8,347,931 of various corporate bonds and mortgage-backed securities.

+	At March 31, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes	$26,935,035
Gross tax unrealized appreciation	3,038,025
Gross tax unrealized depreciation	(548,781)
Net tax unrealized appreciation	$2,489,244

Rochdale Large Value Portfolio

SCHEDULE OF INVESTMENTS at March 31, 2004 (Unaudited)

Shares		Value
COMMON STOCKS: 99.8%
BASIC MATERIALS: 3.5%
2,881	Alcoa, Inc.	$87,554
3,093	Georgia-Pacific Corp.	109,771
5,530	Louisiana Pacific Corp.(1)	139,024
2,524	Nucor Corp.	145,281
1,799	Phelps Dodge Corp.(1)	183,012
3,735	United States Steel Corp.(1)	189,925
		854,567
CONSUMER CYCLICALS: 7.2%
5,813	Carnival Corp.(1)	301,171
828	Centex Corp.	47,420
500	Cummins Engine Co.(1)	35,175
5,108	CVS Corp.(1)	268,783
2,891	Deere & Co.	194,073
1,767	J.C. Penney Co., Inc.	91,743
2,514	Johnson Controls, Inc.	140,181
2,152	Jones Apparel Group, Inc.(1)	72,070
5,118	Limited, Inc.	124,367
2,601	Nordstrom, Inc.(1)	144,043
2,772	Pulte Corp.(1)	204,102
1,803	VF Corp.	106,629
		1,729,757
CONSUMER NON CYCLICALS: 11.3%
3,760	Aetna, Inc.(1)	281,812
1,988	AmerisourceBergen Corp.(1)	113,892
1,000	Archer-Daniels-Midland Co.	24,580
3,162	Biogen Idec, Inc.*(1)	109,121
4,888	Caremark Rx, Inc.*(1)	194,445
16,569	Cendant Corp.	340,327
2,265	Eastman Chemical Co.(1)	133,635
3,503	Laboratory Corp. of America Holdings*(1)	168,845
2,489	Medco Health Solutions, Inc.*(1)	123,380
24,058	Pfizer, Inc.	632,004
3,781	Reynolds American, Inc.(1)	304,711
2,317	Wellpoint, Inc.	290,436
		2,717,188
ENERGY: 10.2%
1,300	Allegheny Energy, Inc.(1)	26,858
1,458	Amerada Hess Corp.(1)	140,274
1,601	Anadarko Petroleum Corp.	121,836
2,127	Apache Corp.	130,236
1,543	Burlington Northern Santa Fe Corp.(1)	83,214
2,595	Burlington Resources, Inc.	129,932
10,872	ChevronTexaco Corp.	633,946
2,200	CMS Energy Corp.(1)	28,688
3,404	ConocoPhillips	367,087
2,162	Devon Energy Corp.(1)	103,235
7,062	El Paso Corp.(1)	74,716
2,000	EOG Resources, Inc.(1)	97,480

Rochdale Large Value Portfolio

SCHEDULE OF INVESTMENTS at March 31, 2004 (Unaudited), Continued

Shares		Value
ENERGY, Continued
2,392	Marathon Oil Corp.(1)	$112,233
4,251	Occidental Petroleum Corp.(1)	302,544
1,558	Valero Energy Corp.	114,155
		2,466,434
CONSUMER NON-DURABLES: 0.8%
2,571	Brunswick Corp.	120,451
2,141	McDonald's Corp.	66,671
		187,122
FINANCIAL SERVICES: 44.3%
4,814	ACE Ltd.	198,674
7,387	Aflac, Inc.	275,240
13,695	American International Group, Inc.(1)	758,840
22,724	Bank of America Corp.(1)	1,002,128
3,354	Capital One Financial Corp.(1)	250,779
1,959	Cigna Corp.	174,939
25,539	Citigroup, Inc.	1,147,723
8,421	Countrywide Financial Corp.(1)	273,346
1,051	FHLMC	66,423
2,716	Franklin Resources, Inc.	186,453
4,376	Golden West Financial Corp.(1)	264,748
3,592	Goldman Sachs Group, Inc.(1)	395,084
3,894	Hartford Financial Services Group, Inc.(1)	266,973
14,930	JP Morgan Chase & Co.	516,578
2,205	Lehman Brothers Holdings, Inc.(1)	207,623
3,208	MBIA, Inc.(1)	167,714
12,120	MBNA Corp.	297,546
8,166	Merrill Lynch & Co.(1)	462,196
8,239	Metlife, Inc.	322,145
1,331	MGIC Investment Corp.	82,083
5,905	Morgan Stanley Dean Witter & Co.	338,061
6,194	National City Corp.	207,499
4,058	Progressive Corp.	372,362
4,152	Prudential Financial, Inc.	238,325
7,225	The Allstate Corp.(1)	390,583
1,157	The Bear Stearns Companies, Inc.	115,584
1,818	The Chubb Corp.(1)	144,113
4,551	Torchmark Corp.	237,562
7,128	UnumProvident Corp.(1)	121,319
14,685	US Bancorp	423,222
1,755	Wachovia Corp.(1)	89,347
1,500	Washington Mutual, Inc.(1)	59,250
10,034	Wells Fargo & Co.	600,033
600	XL Capital Ltd. Class A	43,422
		10,697,917
INDUSTRIALS: 11.6%
5,478	B.F. Goodrich Co.	209,753
859	FedEx Corp.	80,703
2,133	Fisher Scientific International, Inc.(1)	121,410
4,062	General Dynamics Corp.	434,837

Rochdale Large Value Portfolio

SCHEDULE OF INVESTMENTS at March 31, 2004 (Unaudited), Continued
Shares		Value
INDUSTRIALS, Continued
5,123	Ingersoll-Rand Co.	$408,047
2,168	L-3 Communications Holdings, Inc.	153,971
2,629	Leggett & Platt, Inc.	75,925
10,646	Masco Corp.	369,097
3,984	Norfolk Southern Corp.	147,607
4,616	Northrop Grumman Corp.	249,172
1,142	Parker-Hannifin Corp.(1)	69,571
1,602	Ryder System, Inc.(1)	66,803
12,268	Tyco International Ltd.	414,658
		2,801,554
TECHNOLOGY: 5.5%
7,589	Advanced Micro Devices, Inc.*(1)	122,335
3,428	Affiliated Computer Services, Inc.*(1)	182,507
3,154	Computer Sciences Corp.*(1)	144,611
4,000	Compuware Corp.*	28,800
20,469	Hewlett-Packard Co.	449,090
2,646	Nvidia Corp.*	62,869
5,451	Sungard Data Systems, Inc.*(1)	188,059
6,293	Texas Instruments, Inc.	160,409
		1,338,680
TELECOMMUNICATIONS: 5.0%
4,657	BellSouth Corp.	122,432
5,473	Citizens Communications Co.*(1)	70,821
3,068	Disney (Walt) Co.(1)	88,144
3,681	Gannett Co., Inc.	291,093
5,799	SBC Communications, Inc.	137,378
2,991	Sprint Corp.(1)	68,045
7,962	Time Warner, Inc.*	139,733
7,946	Verizon Communications, Inc.	282,083
		1,199,729
UTILITIES: 0.4%
1,929	Exelon Corp.	88,522

Total Common Stocks
(cost $20,695,411)		24,081,470

SHORT-TERM INVESTMENT: 0.0%
293	First American Prime Obligations Fund	293

Total Short-term Investment		293
(cost $293)

Rochdale Large Value Portfolio

SCHEDULE OF INVESTMENTS at March 31, 2004 (Unaudited), Continued

Principal Amount		Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS
FROM SECURITIES LENDING: 43.5%
Commercial Paper: 5.8%
$462,872	Lakeside Funding, LLC, 2.800%, 04/08/2005	$462,872
462,872	Liquid Funding Ltd., 2.751%, 12/12/2005	462,872
462,872	Morgan Stanley, 2.945%, 09/02/2005	462,872
		1,388,616
Repurchase Agreement: 37.4%
6,711,644	Credit Suisse First Boston Repurchase Agreement, 2.900%, 04/01/05(2)	6,711,644
2,314,360	Lehman Brothers Repurchase Agreement, 3.000%, 04/01/05(2)	2,314,360
		9,026,004
Money Market Investment: 0.3%
72,934	Merryl Lynch Premier Institutional Fund	72,934

Total Investments Purchased With Cash
Proceeds From Securities Lending (cost $10,487,554)		10,487,554

TOTAL INVESTMENTS
(cost $31,183,258+), 143.3%		34,569,317
LIABILITIES IN EXCESS OF OTHER ASSETS, (43.3)%		(10,449,968)
NET ASSETS, 100.0%		$24,119,349

*	Non-income producing security.

(1)	This security or a portion of this security is out on loan at March 31, 2005.
Total loaned securities had a market value of $10,185,095 at March 31, 2005.

(2)	Collaterized by $9,392,513 of corporate bonds and mortgage-backed securities.

+	At March 31, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes	$31,183,258
Gross tax unrealized appreciation	$3,741,667
Gross tax unrealized depreciation	(355,608)
Net tax unrealized appreciation	$3,386,059

Rochdale Mid/Small Growth Portfolio

SCHEDULE OF INVESTMENTS at March 31, 2005 (Unaudited)
Shares		Value

COMMON STOCKS: 100.0%
BASIC MATERIALS: 3.4%
4,216	Cabot Microelectronics Corp.*(1)	$132,298
1,974	Cleveland-Cliffs, Inc.(1)	143,845
3,271	Georgia Gulf Corp.	150,401
7,580	Lyondell Chemical Co.(1)	211,634
4,534	MacDermid, Inc.	147,355
4,466	Olin Corp.(1)	99,592
		885,125
CONSUMER CYCLICALS: 20.6%
4,448	Abercrombie & Fitch Co.(1)	254,604
2,407	Aeropostale*(1)	78,829
6,696	Applebee's International, Inc.	184,542
2,273	Arctic Cat, Inc.	61,507
4,220	Arogosy Gaming Co.*	193,782
1,403	Brinker International, Inc.*	50,817
3,624	CDW Corp.(1)	205,408
2,647	CEC Entertainment, Inc.*(1)	96,880
7,692	Chico's FAS, Inc.*(1)	217,376
2,724	Claire's Stores, Inc.(1)	62,761
860	Delta and Pine Land Co	23,220
3,779	Dollar Tree Stores, Inc.*(1)	108,571
1,213	Ethan Allen Interiors, Inc.	38,816
3,424	GTECH Holdings Corp.(1)	80,567
2,220	Guitar Center, Inc.*	121,723
1,133	Harman International Industries, Inc.	100,225
7,348	K-Swiss, Inc.	242,704
3,692	Macrovision Corp.*(1)	84,141
6,946	Michaels Stores, Inc.(1)	252,140
2,654	Murphy Oil Corp.(1)	262,029
362	NVR, Inc.*	284,170
1,554	O'Reilly Automotive, Inc.*(1)	76,970
2,754	Oshkosh Truck Corp.	225,800
2,928	Outback Steakhouse, Inc.	134,073
2,066	Oxford Industries, Inc.(1)	75,595
2,794	Polaris Industries, Inc.	196,223
2,000	Quiksilver, Inc.*	58,060
2,002	Regis Corp.	81,942
5,986	Ross Stores, Inc.(1)	174,432
5,643	SCP Pool Corp.	179,786
8,712	Shuffle Master, Inc.*(1)	252,300
4,137	Sonic Corp.*	138,176
2,453	The Timberland Co.*	173,991
4,200	Thor Industries, Inc.(1)	125,622
2,330	Toro Co.(1)	206,205
2,119	Wabash National Corp.(1)	51,704
1,214	Williams-Sonoma, Inc.*(1)	44,614
3,363	Winnebago Industries, Inc.(1)	106,271
		5,306,576

Rochdale Mid/Small Growth Portfolio
SCHEDULE OF INVESTMENTS at March 31, 2005 (Unaudited), Continued

Shares		Value

CONSUMER NON CYCLICALS: 25.4%
2,269	Amedisys, Inc.*	$68,637
5,740	American Medical Systems Holdings, Inc.*	98,613
2,781	Amsurg Corp.*	70,359
4,136	Apria Healthcare Group, Inc.*	132,766
3,236	Arbitron Inc.*	138,824
5,094	Barr Pharmaceuticals, Inc. *	248,740
1,700	Biosite, Inc.*(1)	88,451
3,307	Blyth Industries, Inc.	105,295
4,371	Career Education Corp.*(1)	149,750
3,370	Centene Corp.*(1)	101,066
3,137	Cephalon, Inc.*(1)	146,906
2,763	Charles River Laboratories International, Inc.*(1)	129,972
4,403	ChoicePoint, Inc.*(1)	176,604
700	Cooper Companies, Inc.	51,030
7,004	Corinthian Colleges, Inc.*(1)	110,103
4,132	Coventry Health Care, Inc.*	281,554
7,574	Cytyc Corp.*	174,278
4,446	Dentsply International, Inc.	241,907
2,658	Diagnostic Products Corp.	128,381
3,583	Edwards Lifesciences Corp.*	154,857
4,189	Fossil, Inc.*(1)	108,600
4,000	Gartner Group, Inc. - Class A*(1)	38,280
4,714	Henry Schein, Inc.*	168,950
2,722	Hillenbrand Industries, Inc.	150,989
5,761	Hormel Foods Corp.	179,225
3,105	ITT Educational Services, Inc.*(1)	150,592
4,641	IVAX Corp.*(1)	91,753
4,495	John H. Harland Co.	154,448
3,096	Kensey Nash Corp, Com*(1)	83,840
4,307	Korn/Ferry International*	81,962
2,344	LifePoint Hospitals, Inc.*(1)	102,761
4,833	Lincare Holdings, Inc.*(1)	213,764
3,748	Mentor Corp.(1)	120,311
3,004	NBTY, Inc.*(1)	75,370
5,465	Odyssey HealthCare, Inc.*	64,268
3,006	Pharmaceutical Product Development, Inc.*	145,641
8,327	Regeneron Pharmaceutical*	42,551
4,361	Renal Care Group, Inc.*	165,456
2,596	Respironics, Inc.*(1)	151,269
7,906	Rollins, Inc.	147,052
2,994	Sanderson Farms, Inc.	129,371
1,960	Sierra Health Services, Inc.*(1)	125,126
4,870	Sybron Dental Specialties, Inc.*	174,833
2,568	Techne Corp.*	103,182
764	UnitedHealth Group, Inc.(1)	72,870
2,914	Valassis Communications, Inc.*(1)	101,873

Rochdale Mid/Small Growth Portfolio

SCHEDULE OF INVESTMENTS at March 31, 2005 (Unaudited), Continued

Shares		Value

CONSUMER NON CYCLICALS, Continued
7,899	Varian Medical Systems, Inc.*(1)	$270,778
6,499	VCA Antech, Inc.*	131,475
2,920	Vertrue, Inc.*(1)	103,485
3,014	WD-40 Co.	97,925
		6,546,093
ENERGY: 9.9%
1,799	Cal Dive International, Inc.*(1)	81,495
1,627	CARBO Ceramics, Inc.	114,134
1,200	Frontier Oil Corp.	43,512
3,576	Grant Prideco, Inc.*	86,396
4,993	Lone Star Tecnologies, Inc.*	196,874
10,039	National-Oilwell Varco, Inc.*(1)	468,821
1,404	Noble Energy, Inc.(1)	95,500
2,632	Patina Oil & Gas Corp.	105,280
4,260	Patterson Cos., Inc.(1)	212,787
6,344	Patterson-UTI Energy, Inc.(1)	158,727
3,614	Peabody Energy Corp.	167,545
2,245	Petroleum Development Corp.*	84,614
3,530	Remington Oil & Gas Corp.*	111,266
2,242	Unit Corp.*(1)	101,271
2,994	Western Gas Resources, Inc.	103,143
12,342	XTO Energy, Inc.(1)	405,311
		2,536,676
FINANCIAL SERVICES: 10.5%
5,225	Arthur J. Gallagher & Co.	150,480
6,382	Associated Banc-Corp.	199,310
2,933	Bank of Hawaii Corp.	132,748
2,840	Brown & Brown, Inc.	130,896
3,862	Commerce Bancorp, Inc.(1)	125,399
1,400	Compass Bancshares, Inc.	63,560
884	Cullen/Frost Bankers, Inc.	39,913
10,782	Eaton Vance Corp.	252,730
1,364	First BanCorp.	57,629
1,718	First Midwest Bancorp, Inc.	55,801
3,503	Hilb Rogal & Hamilton Co.	125,407
3,411	Hudson United Bancorp	120,238
3,288	Investors Financial Services Corp.(1)	160,816
4,357	Legg Mason, Inc.(1)	340,456
1,897	New Century Financial Corp.	88,818
1,531	Philadelphia Consolidated Holding Corp. Pfd.*	118,698
6,436	TCF Financial Corp.(1)	174,737
7,792	Waddell & Reed Financial, Inc.(1)	153,814
2,052	Westamerica Bancorporation	106,232
3,630	World Acceptance Corp.*	92,638
		2,690,320

Rochdale Mid/Small Growth Portfolio

SCHEDULE OF INVESTMENTS at March 31, 2005 (Unaudited), Continued

Shares		Value

INDUSTRIALS: 14.9%
2,337	AMETEK, Inc.	$94,064
3,788	Amphenol Corp.(1)	140,308
4,256	Armor Holdings, Inc.*	157,855
1,412	C.H. Robinson Worldwide, Inc.(1)	72,760
1,759	Dionex Corp.*	95,865
3,442	Donaldson Co., Inc.(1)	111,108
4,090	Energizer Holdings, Inc.*	244,582
2,799	Engineered Support Systems, Inc.(1)	149,802
4,494	Expeditors International of Washington, Inc.(1)	240,654
4,926	Flir Systems, Inc.*(1)	149,258
4,731	Graco, Inc.(1)	190,943
1,787	Harsco Corp.	106,523
4,443	Heartland Express, Inc.	85,083
979	Hubbell, Inc.	50,027
3,727	IDEX Corp.	150,384
4,080	Internagnetics General Corp.*	99,307
1,826	J.B. Hunt Transport Services, Inc.	79,924
4,470	Knight Transportation, Inc.	110,275
5,216	Landstar System, Inc.*	170,824
1,800	Paxar Corp.*	38,412
3,420	Pentair, Inc.	133,380
2,388	Precision Castparts Corp.	183,900
4,201	Rayovac Corp.*(1)	174,762
3,361	Roper Industries, Inc.(1)	220,145
7,670	Simpson Manufacturing Co., Inc.	237,003
3,169	Stericycle, Inc.*(1)	140,070
6,397	Trimble Navigation Ltd.*	216,283
		3,843,501
TECHNOLOGY: 11.6%
5,614	Acxiom Corp.	117,501
9,660	ANSYS, Inc.*	330,469
4,602	Catapult Communications Corporation*	98,253
2,950	Cerner Corp.*(1)	154,905
3,431	Certegy, Inc.	118,781
4,378	Cognizant Technology Solutions Corp.*(1)	202,264
4,354	Dendrite International, Inc.*	61,130
2,030	Diebold, Inc.(1)	111,346
2,718	DST Systems, Inc.*	125,517
4,048	FactSet Research Systems, Inc.(1)	133,624
5,429	Global Imaging Systems, Inc.*	192,512
2,905	Global Payments, Inc.(1)	187,343
3,383	Henry Jack & Associates, Inc.	60,860
2,091	Kronos, Inc.*	106,871
4,838	Lam Research Corp.*(1)	139,625
4,189	Mercury Computer Systems, Inc.*(1)	115,533
3,242	Microchip Technology, Inc.(1)	84,324
3,597	Reynolds & Reynolds Co.	97,335
5,010	SEI Investments Co.	181,162

Rochdale Mid/Small Growth Portfolio

SCHEDULE OF INVESTMENTS at March 31, 2005 (Unaudited), Continued

Shares		Value

TECHNOLOGY, Continued
3,000	Serena Software, Inc.*(1)	$71,280
2,400	Silicon Laboratories, Inc.*(1)	71,304
2,353	Take-Two Interactive Software, Inc.*(1)	92,002
7,401	Talx Corp.	134,402
		2,988,343
TELECOMMUNICATIONS: 3.7%
5,924	Harte Hanks, Inc.	163,265
5,437	j2 Global Communications, Inc.*	186,543
4,667	Plantronics, Inc.*(1)	177,719
4,700	Reader's Digest Association	81,357
3,321	Thomas Nelson, Inc.	78,542
93	Washington Post Co. - Class B	83,142
4,775	WebEx Communications, Inc.*(1)	103,092
3,596	Westwood One, Inc.*	73,179
		946,839

Total Common Stock
(cost $19,424,408)		25,743,473

SHORT-TERM INVESTMENT: 0.0%
396	First American Prime Obligations Fund	396

Total Short-term Investment
(cost $396)		396

Principal Amount		Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS
FROM SECURITIES LENDING: 44.1%
Commercial Paper: 5.8%
$501,476	Lakeside Funding, LLC, 2.800%, 04/08/2005	501,476
501,476	Liquid Funding Ltd., 2.751%, 12/12/2005	501,476
501,476	Morgan Stanley, 2.945%, 09/02/2005	501,476
		1,504,428
Repurchase Agreement: 38.0%
7,271,402	Credit Suisse First Boston Repurchase Agreement, 2.900%, 04/01/05(2)	7,271,402
2,507,380	Lehman Brothers Repurchase Agreement, 3.000%, 04/01/05(2)	2,507,380
		9,778,782
Money Market Investment: 0.3%
79,017	Merryl Lynch Premier Institutional Fund	79,017

Total Investments Purchased With Cash
Proceeds From Securities Lending (cost $11,362,227)		11,362,227

Rochdale Mid/Small Growth Portfolio

SCHEDULE OF INVESTMENTS at March 31, 2005 (Unaudited), Continued

Value
TOTAL INVESTMENTS
(cost $30,787,031+), 144.1%	37,106,096
OTHER ASSETS AND LIABILITIES, NET, (44.1)%	(11,352,145)
NET ASSETS, 100.0%	$25,753,951

*	Non-income producing security.

(1)	This security or a portion of this security is out on loan at March 31, 2005.
Total loaned securities had a market value of $11,046,204 at March 31, 2005.

(2)	Collaterized by $40,175,858 of corporate bonds and mortgage-backed securities.

+	At March 31, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes	$30,787,031
Gross tax unrealized appreciation	$6,758,296
Gross tax unrealized depreciation	(439,231)
Net tax unrealized appreciation	$6,319,065

Rochdale Mid/Small Value Portfolio

SCHEDULE OF INVESTMENTS at March 31, 2004 (Unaudited)

Shares		Value
COMMON STOCKS: 99.9%
BASIC MATERIALS: 7.1%
5,151	Brush Engineered Materials, Inc.*	$98,024
7,544	Buckeye Technologies, Inc.*	81,475
1,723	Cabot Corp.	57,600
3,400	FMC Corp.*	181,730
1,820	Lubrizol Corp.	73,965
1,256	Minerals Technologies, Inc.	82,620
3,501	OM Group, Inc.*	106,500
17,135	PolyOne Corp.*	152,159
4,689	Pope & Talbot, Inc.	82,433
500	Potlach Corp.	23,535
2,353	Reliance Steel & Aluminum co.	94,144
5,291	RPM, Inc.	96,719
8,103	RTI International Metals, Inc.*	189,610
6,378	Ryerson Tull, Inc.(1)	80,809
3,999	Schulman (A.), Inc.	69,663
2,182	Schweitzer - Mauduit International, Inc.	73,206
4,408	Steel Dynamics, Inc.(1)	151,856
5,026	Steel Technologies, Inc.	120,574
1,535	Valspar Corp.(1)	71,439
4,696	Wausau-Mosinee Paper Corp.	66,401
		1,954,462
CONSUMER CYCLICALS: 23.0%
3,374	Angelica Corp.	94,472
7,542	Ashworth, Inc.*	85,903
4,627	Aztar Corp.*(1)	132,147
1,369	Bandag, Inc.	64,316
4,106	Barnes & Noble, Inc.*	141,616
1,603	Bassett Furniture Industries, Inc.	31,579
3,332	BJ's Wholesale Club, Inc.*(1)	103,492
3,329	Borders Group, Inc.	88,618
3,086	Borg-Warner, Inc.	150,226
3,110	Building Materials Holding Corp.	138,333
3,244	Burlington Coat Factory Warehouse Corp.	93,103
4,563	Casey's General Stores, Inc.	81,997
3,369	Cash America International, Inc.	73,882
13,422	D.R. Horton, Inc.	392,459
3,354	Dean Foods Co.*	115,042
3,596	Department 56, Inc.*	62,786
8,549	Foot Locker, Inc.(1)	250,486
2,768	G&K Services, Inc.	111,523
4,511	Gamestop Corp.	100,595
7,929	Goody's Family Clothing, Inc.	71,599
2,729	Haggar Corp.	55,099
2,016	Hovnanian Enterprises, Inc.	102,816
2,906	Hughes Supply, Inc.	86,453
4,710	Insight Enterprises, Inc.*	82,708
2,104	Jack in the Box, Inc.*	78,058

Rochdale Mid/Small Value Portfolio

SCHEDULE OF INVESTMENTS at March 31, 2004 (Unaudited), Continued
Shares		Value
CONSUMER CYCLICALS, Continued
1,800	Jakks Pacific, Inc.*	38,646
7,370	K2, Inc.*	101,337
2,794	Landry's Seafood Restaurants, Inc.	80,802
3,746	Lear Corp.	166,173
2,200	Lee Enterprises, Inc.	95,480
6,475	Lennar Corp.(1)	367,003
3,008	Lone Star Steakhouse & Saloon, Inc.	86,946
2,410	MDC Holdings, Inc.(1)	167,856
3,266	Mobile Mini Inc, Com*	131,979
2,389	Modine Manufacturing Co.	70,069
3,361	Mohawk Industries, Inc.*(1)	283,332
3,500	Multimedia Games, Inc.*	27,160
2,947	Neiman Marcus Group, Inc.	269,680
3,283	Owens & Minor, Inc.	89,133
14,108	Pinnacle Entertainment, Inc.*	235,604
2,444	Ryland Group, Inc.(1)	151,577
3,169	School Specialty, Inc.*	124,098
5,111	ShopKo Stores, Inc.*	113,566
1,316	Standard Pacific Corp.(1)	95,002
3,394	TBC Corp.*	94,557
4,096	Tech Data Corp.*	151,798
2,425	The Men's Wearhouse*(1)	102,359
4,000	Toll Brothers, Inc.*(1)	315,400
1,603	United Stationers, Inc.*	72,536
3,844	Watsco, Inc.	161,832
		6,383,233
CONSUMER NON CYCLICALS: 14.2%
2,370	American Greetings Corp.(1)	60,388
3,453	Community Health Systems, Inc.*	120,544
5,769	Conmed Corp.*	173,762
4,019	Consolidated Graphics, Inc.*	211,399
5,376	Constellation Brands, Inc. - Class A*(1)	284,229
3,046	Corn Products International, Inc.	79,166
7,623	Cross Country Healthcare, Inc.*	127,761
2,196	Datascope Corp.	67,154
3,654	DJ Orthopedics, Inc.*	91,533
3,860	Health Net, Inc.*	126,261
3,306	Invacare Corp.(1)	147,547
2,183	J & J Snack Foods Corp.	102,230
2,068	Laureate Education, Inc.*	88,490
2,293	Nash Finch Co.(1)	87,111
2,782	NCO Group, Inc.*	54,388
4,703	Omnicare, Inc.(1)	166,721
6,542	PacifiCare Health Systems, Inc.*(1)	372,371
4,408	Parexel International Corp.	103,588
2,140	Pediatrix Medical Group, Inc.*(1)	146,783
7,859	PepsiAmericas, Inc.	178,085
4,789	Province Healthcare Company*(1)	115,367

Rochdale Mid/Small Value Portfolio

SCHEDULE OF INVESTMENTS at March 31, 2004 (Unaudited), Continued
Shares		Value
CONSUMER NON CYCLICALS, Continued
4,649	RehabCare Group, Inc.*	133,473
4,453	Russ Berrie & Co., Inc.	85,275
3,185	Smithfield Foods, Inc.*	100,487
3,573	Sourcecorp*	71,960
2,336	Sunrise Senior Living, Inc.*(1)	113,530
2,757	The J.M. Smucker Co.(1)	138,677
11,972	Tyson Foods, Inc.(1)	199,693
1,455	Universal Corp.	66,595
2,034	Vital Signs, Inc.	81,136
1,700	Volt Information Sciences, Inc.*	41,055
		3,936,759
ENERGY: 6.6%
2,467	Forest Oil Corp.*(1)	99,913
790	Great Plains Energy, Inc.(1)	24,158
2,376	Helmerich & Payne, Inc.	94,303
559	Maverick Tube Corp.*	18,173
3,496	Newfield Exploration Co.*	259,613
2,625	Oceaneering International, Inc.*	98,438
3,603	ONEOK, Inc.(1)	111,044
5,629	Pioneer Natural Resources Co.(1)	240,471
2,987	Pogo Producing Co.(1)	147,080
2,054	Spinnaker Exploration Co.*	72,979
1,549	Stone Energy Corp.*	75,235
4,018	Swift Energy Co.*	114,272
6,284	Veritas DGC, Inc.*(1)	188,269
4,208	Weatherford International Ltd.*(1)	243,812
1,700	W-H Energy Services, Inc.*	40,681
		1,828,441
FINANCIAL SERVICES: 19.2%
3,285	AMB Property Corp.(1)	124,173
4,244	American Financial Group, Inc.(1)	130,715
7,296	AmeriCredit Corp.*(1)	171,018
1,809	AmerUs Group Co.(1)	85,475
2,005	Anchor BanCorp Wisconsin, Inc.	56,361
5,473	Astoria Financial Corp	138,467
1,303	City National Corp.	90,975
7,309	Colonial BancGroup, Inc.(1)	149,981
2,410	Colonial Properties Trust(1)	92,568
2,490	Commercial Federal Corp.	68,849
1,794	Delphi Financial Group	77,142
2,332	Everest Re Group Ltd.	198,477
5,927	Fidelity National Financial, Inc.	195,235
3,141	First American Financial Corp.	103,465
3,228	Flagstar Bancorp, Inc.(1)	63,107
3,134	Fremont General Corp.	68,917
2,738	HCC Insurance Holdings, Inc.(1)	99,006
6,466	Hibernia Corp.	206,977
4,743	Horace Mann Educators Corp.	84,141

Rochdale Mid/Small Value Portfolio

SCHEDULE OF INVESTMENTS at March 31, 2004 (Unaudited), Continued
Shares		Value
FINANCIAL SERVICES, Continued
4,754	Independence Community Bank Corp.	185,406
3,367	IndyMac Bancorp, Inc.(1)	114,478
2,568	Irwin Financial Corp.	59,115
1,933	Jefferies Group, Inc.(1)	72,835
3,095	Liberty Property Trust	120,860
1,418	MAF Bancorp, Inc.	58,904
4,453	Mercantile Bankshares Corp.	226,480
5,088	Ohio Casualty Corp.*	116,922
6,403	Old Republic International Corp.	149,126
4,002	Protective Life Corp.	157,279
748	Provident Bankshares Corp.	24,654
4,339	Radian Group, Inc.	207,144
4,194	Raymond James Financial, Inc.	127,078
1,668	RLI Corp.	69,139
1,750	Selective Insurance Group, Inc.	80,903
1,630	Stancorp Financial Group, Inc.	138,191
2,145	Sterling Savings Assn/Spokane*	76,577
5,808	SWS Group, Inc.	93,102
2,501	TD BankNorth, Inc.*	78,131
4,256	The PMI Group, Inc.(1)	161,771
5,244	UICI	127,167
8,223	W.R. Berkely Corp.	407,861
4,198	Washington Federal, Inc.	97,855
1,674	Webster Financial Corp.	76,016
2,033	Zenith National Insurance Corp.	105,431
		5,337,474
INDUSTRIALS: 18.5%
7,939	AAR Corp.*	107,970
5,154	AGCO Corp.*	94,061
6,577	Aleris International, Inc.*	164,096
2,197	Alexander & Baldwin, Inc.	90,516
5,643	Applied Industrial Technologies, Inc.	153,490
1,796	AptarGroup, Inc.	93,356
4,099	Arkansas Best Corp.(1)	154,860
8,427	Arrow Electronics, Inc.*	213,624
4,837	Astec Industries, Inc.*	106,656
4,903	Avnet, Inc.*	90,313
4,274	Belden CDT, Inc.(1)	94,926
6,266	Briggs & Stratton Corp.(1)	228,145
7,804	Commercial Metals Co.	264,478
2,289	Curtiss-Wright Corp.	130,473
4,133	DRS Technologies, Inc.*	175,653
3,149	Esterline Technologies Corp.*	108,798
5,018	Flowserve Corp.*	129,816
2,560	Gardner Denver, Inc.*	101,146
2,900	Herley Industries, Inc.*	49,619
6,057	Methode Electronics, Inc.	73,350
2,322	Moog, Inc.*	104,954

Rochdale Mid/Small Value Portfolio

SCHEDULE OF INVESTMENTS at March 31, 2004 (Unaudited), Continued
Shares		Value
INDUSTRIALS, Continued
2,043	Mueller Industries, Inc.*	57,510
4,835	Myers Industries, Inc.	68,222
2,670	Offshore Logistics, Inc.*	88,964
4,097	Overseas Shipholding Group, Inc.(1)	257,742
3,800	Paxar Corp.*(1)	81,092
3,766	Quanex Corp.(1)	200,803
8,599	Republic Services, Inc.(1)	287,895
3,744	Robbins & Myers, Inc.	82,405
2,154	Sequa Corp.*	111,685
1,800	Shaw Group, Inc. (The)*	39,240
2,200	Stewart & Stevenson Services, Inc.	50,358
4,879	Technitrol, Inc.	72,795
1,816	Texas Industries, Inc.	97,610
3,770	The Timken Company	103,072
4,933	Universal Forest Products, Inc.	191,647
2,309	URS Corp.*	66,384
1,077	USF Corp.	51,976
2,787	Waste Connections, Inc.*	96,848
2,853	Watts Industries, Inc.	93,036
4,711	Werner Enterprises, Inc.(1)	91,535
7,532	Wolverine Tube, Inc.*	67,411
1,984	Woodward Governor Co.	142,253
		5,130,783
TECHNOLOGY: 4.3%
7,809	Activision, Inc.*	115,573
3,625	Agilysys, Inc.	71,268
5,537	Bisys Group, Inc.*(1)	86,820
6,373	Cadence Design Systems, Inc.*(1)	95,276
8,151	Ciber, Inc.*	59,258
2,500	Cypress Semiconductor Corp.*(1)	31,500
4,842	EPIQ Systems, Inc.*	62,849
2,160	Fair, Isaac and Company, Inc.(1)	74,390
6,005	Mentor Graphics Corp.*	82,269
6,815	Sandisk Corp.*(1)	189,457
14,267	Skyworks Solutions, Inc.*	90,595
3,500	Synopsys, Inc.*(1)	63,350
5,730	THQ, Inc.*	161,242
		1,183,847
TELECOMMUNICATIONS: 2.8%
7,092	Aeroflex, Inc.*	66,168
2,020	Anixter International, Inc.*(1)	73,023
4,931	Audiovox Corp.*	62,821
3,069	Black Box Corp.	114,811
3,451	Checkfree Corp*(1)	140,663
3,000	Newport Corp.*	43,470
3,915	Polycom, Inc.*	66,359
9,283	Powerwave Technologies, Inc.*(1)	71,850
13,651	SymmetriCom, Inc.*	151,390
		790,555

Rochdale Mid/Small Value Portfolio

SCHEDULE OF INVESTMENTS at March 31, 2004 (Unaudited), Continued
Shares		Value
UTILITIES: 4.2%
4,370	Avista Corp.	76,475
3,732	Central Vermont Public Service Corp.	83,895
2,617	Green Mountain Power Corp.	76,678
3,856	OGE Energy Corp.(1)	103,919
7,239	Pepco Holdings, Inc.	151,947
3,183	PNM Resources, Inc.(1)	84,922
3,432	Scana Corp.	131,171
11,910	Sierra Pacific Resources*(1)	128,033
3,100	Thomas & Betts Corp. *	100,130
2,992	UGI CORP NEW	135,897
3,095	Unisource Energy Corp.	95,852
		1,168,919

TOTAL COMMON STOCKS (cost $21,827,793)		27,714,473

Principal Amount		Value
BOND: 0.1%
INDUSTRIALS: 0.1%
$17,000	Mueller Industries, Inc., 6.000%, 11/01/2014	16,447

TOTAL BOND		16,447
(cost $17,000)

SHORT-TERM INVESTMENTS: 0.0%
448	First American Prime Obligations Fund	448

TOTAL SHORT-TERM INVESTMENTS		448
(cost $448)

INVESTMENTS PURCHASED WITH CASH PROCEEDS
FROM SECURITIES LENDING: 31.6%
Commercial Paper: 4.2%
387,272	Lakeside Funding, LLC, 2.800%, 04/08/2005	387,272
387,272	Liquid Funding Ltd., 2.751%, 12/12/2005	387,272
387,272	Morgan Stanley, 2.945%, 09/02/2005	387,272
		1,161,816
Repurchase Agreement: 27.2%
5,615,444	Credit Suisse First Boston Repurchase Agreement, 2.900%, 04/01/05(2)	5,615,444
1,936,360	Lehman Brothers Repurchase Agreement, 3.000%, 04/01/05(2)	1,936,360
		7,551,804
Money Market Investment: 0.2%
61,022	Merryl Lynch Premier Institutional Fund	61,022
Total Investments Purchased With Cash
Proceeds From Securities Lending (cost $8,774,642)		8,774,642

Rochdale Mid/Small Value Portfolio

SCHEDULE OF INVESTMENTS at March 31, 2004 (Unaudited), Continued

Value
TOTAL INVESTMENTS
(cost $30,619,883+), 131.6%	36,506,010
LIABILITIES IN EXCESS OF OTHER ASSETS, (31.6)%	(8,758,669)
NET ASSETS, 100.0%	$27,747,341

*	Non-income producing security.

(1)	This security or a portion of this security is out on loan at March 31, 2005.
Total loaned securities had a market value of $8,539,987 at March 31, 2005.

(2)	Collaterized by $7,858,452 of corporate bonds and mortgage-backed securities.

+	At March 31, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes	$30,619,883
Gross tax unrealized appreciation	6,394,462
Gross tax unrealized depreciation	(508,335)
Net tax unrealized appreciation	5,886,127

ROCHDALE ATLAS PORTFOLIO

SCHEDULE OF INVESTMENTS at March 31, 2005 (Unaudited)

Shares		Value
COMMON STOCKS: 94.4%
AUSTRIA: 8.8%
35,200	Erste Bank Der Oesterreichischen Sparkassen AG	$1,841,343
73,800	Immofinanz Immobilien Analgen*	672,605
5,000	OMV AG	1,588,773
56,000	Telekom Austria AG	1,096,260
19,600	Wieneberger Baustoffindustr	892,145
		6,091,126

BELGIUM: 9.8%
7,200	Bekaert SA	605,328
10,500	CMB CIE Maritime Belge SA	399,935
6,200	Delhaize Group	424,801
10,500	Euronav SA	348,480
49,000	Fortis	1,396,279
10,500	Groupe Bruxelles Lambert SA	957,639
14,500	KBC Bancassurance Holding	1,222,824
6,300	Omega Pharma SA	324,903
10,800	Umicore	1,096,312
		6,776,501

BERMUDA: 0.5%
6,900	Frontline Ltd.	329,878
690	Ship Finance International Ltd.	13,609
		343,487
BRAZIL: 9.7%
11,100	Aracruz Celulose SA, ADR	397,380
4,700	Banco Itau Holding Financeira SA	381,405
16,000	CIA Energetica De Minas Gerais	365,120
7,000	CIA Siderurgica Nacional SA	168,700
32,400	CIA Vale do Rio Doce, ADR	1,024,164
8,000	Companhia de Bebidas das Americas, ADR	231,120
23,600	Gerdau SA	389,400
58,000	iShares MSCI Brazil Free Index Fund	1,321,240
45,000	Petroleo Brasileiro SA, ADR	1,731,150
40,000	Tele Norte Leste Participacoes SA, ADR	618,800
3,200	Uniao de Bancos Brasileiros SA (Unibanco), GDR	110,016
		6,738,495

CANADA: 1.1%
8,200	Alcan Aluminium Ltd.	310,944
11,100	Inco Ltd.*	441,780
1,640	Novelis, Inc.	35,948
		788,672

ROCHDALE ATLAS PORTFOLIO

SCHEDULE OF INVESTMENTS at March 31, 2005 (Unaudited), continued
Shares		Value
CHINA: 6.7%
729,000	Angang New Steel Co.(1)	$427,625
19,000	China Petroleum & Chemical Corp.	774,630
1,194,000	China Telecom Corp. Ltd.	417,172
830,000	Maanshan Iron & Steel(1)	292,654
1,112,000	Petrochina Co. Ltd.	691,498
779,000	Shenzhen Express Way Co.	287,157
788,000	Sinopec Beijing Yanhua Petrochemical Co. Ltd.	376,354
796,000	Sinopec Shanghai Petrochemical	324,042
290,000	Sinopec Zhenhai Refining & Chemical Company Ltd.(1)	314,195
2,568,000	Sinotrans Ltd.	740,836
		4,646,163
DENMARK: 0.6%
47	A P Moller - Maersk A/S	437,434
FRANCE: 2.1%
6,400	Lagardere S.C.A.	484,553
5,300	Renault SA(1)	473,417
6,200	Schneider Electric SA	485,888
		1,443,858
GERMANY: 11.3%
7,000	Allianz AG	889,078
12,400	BASF AG, ADR	874,820
5,800	Continental AG	448,901
19,400	DaimlerChrysler AG	867,568
11,100	Deutsche Bank AG	956,820
45,900	Deutsche Telekom AG, ADR*	916,164
10,600	E. On AG	908,355
3,100	Fresenius Medical Care AG	251,183
5,900	Linde AG	405,164
9,900	MAN AG	441,512
4,000	Muenchener Rueckversicherungs-Gesellschaft AG	480,716
17,500	Thyssen Krupp AG	361,185
		7,801,466
HONG KONG: 3.4%
213,000	Beijing Enterprises Holdings Ltd.	304,508
30,950	China MobileLtd./HK, ADR	507,890
1,456,000	China Overseas Land and Trust	322,962
238,000	China Resources Enterprise Ltd.	326,516
3,640,000	CNPC Hong Kong Ltd.	574,052
2,134,000	Shenzhen Investment Ltd.	295,503
		2,331,431
JAPAN: 6.0%
8,307	Canon, Inc., ADR	445,255
6,000	Fanuc Ltd.	375,542
58,000	Hitachi Ltd.	360,319

ROCHDALE ATLAS PORTFOLIO

SCHEDULE OF INVESTMENTS at March 31, 2005 (Unaudited), continued
Shares		Value
JAPAN, continued
96,000	iShares MSCI Japan Index Fund	$1,007,040
18,000	JSR Corp.	355,114
26,000	Mitsubishi Tokyo Financial Group, Inc., ADR	224,900
20,000	Nomura Securities Co. Ltd.	279,838
198	NTT Docomo, Inc.	332,447
9,836	Sony Corp., ADR	393,637
5,237	Toyota Motor Corp.	389,528
		4,163,620
MEXICO: 7.6%
20,800	America Movil SA de CV, ADR	1,073,280
29,023	Cemex SA de CV, ADR	1,052,084
103,000	Grupo Carso SA de CV	526,483
100,000	Grupo Financiero Banorte SA de CV	651,473
8,600	Grupo Televisa SA, GDR	505,680
13,800	Telefonos de Mexico SA, ADR	476,514
278,000	Wal-Mart de Mexico SA de CV	975,875
		5,261,389
NETHERLANDS: 0.3%
5,900	ASM Lithography Holding NV (New York Registered)*	98,943
4,100	Koninklijke (Royal) Philips Electronics NV	112,832
		211,775
NORWAY: 7.6%
101,600	Den Norske Bank ASA	1,037,994
19,400	Norsk Hydro ASA	1,600,903
22,300	Norske Skogindustrier ASA	445,099
35,300	Orkla ASA (Series A)	1,292,183
102,000	Telenor ASA	917,353
		5,293,532
SOUTH KOREA: 11.1%
70,200	Daegu Bank	517,177
6,200	Daelim Industrial Co.	328,091
12,500	Hanjin Shipping Co., Ltd.	362,704
2,200	Hyundai Motor Co.	119,016
4,200	Kookmin Bank, ADR	187,530
26,000	Korea Electric Power Corp.	667,473
19,700	Korean Air Lines Co., Ltd.	383,664
14,000	LG Chemical Ltd.	564,588
2,500	LG Electronics, Inc.	167,458
13,900	LS Cable Ltd.	337,701
13,300	Poongsan Corp.	165,486
21,800	Posco ADR	1,076,048
4,000	Samsung Electronics Co. Ltd.	1,975,076
17,400	Samsung Fine Chemicals Co.	354,274
130	Samsung SDI Co. Ltd.	13,362
8,200	SK Telecom, ADR	483,933
		7,703,581

ROCHDALE ATLAS PORTFOLIO

SCHEDULE OF INVESTMENTS at March 31, 2005 (Unaudited), continued
Shares		Value
SWEDEN: 0.2%
3,800	Ericsson Tel, ADR	$107,160

SWITZERLAND: 0.9%
1,500	Sulzer AG	645,687

TAIWAN: 6.7%
42,000	Au Optronics Corp.	615,720
300,000	Evergreen Marine Corp.	294,052
300,000	Formosa Chemicals & Fibre Corp.	610,944
200,500	iShares MSCI Taiwan Index Fund	2,321,790
750,000	Mega Financial Holding Co. Ltd.	482,950
300,000	Yang Ming Marine Transport	290,246
		4,615,702

Total Common Stocks
(cost $52,834,072)		65,401,079

PREFERRED STOCKS: 1.1%
BRAZIL: 1.1%
240,000	Sadia SA	397,372
17,600	Usinas Siderurgicals de Minas Gerais SA, PFA	379,952

Total Preferred Stocks
(cost $771,247)		777,324

SHORT-TERM INVESTMENT: 4.1%
Money Market Investment: 4.1%
2,845,680	First American Prime Obligations Fund	2,845,680

Total Short-Term Investment
(cost $2,845,680)		2,845,680

Principal Amount	Value
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 1.7%
Repurchase Agreement: 1.7%
$1,198,800	Morgan Stanley & Co., Inc., 2.83%, due 04/01/05
(Repurchased proceeds $1,198,894);
(collateralized by U.S. Government Agency Issues)	1,198,800
Total Invetments Purchased With Cash
Proceeds From Securities Lending
(cost $1,198,800)	1,198,800

TOTAL INVESTMENTS
(cost $57,649,799): 101.4%	$70,222,883
LIABILITIES IN EXCESS OF OTHER ASSETS, (1.4)%	(962,597)
NET ASSETS: 100.0%	$69,260,286

ROCHDALE ATLAS PORTFOLIO

SCHEDULE OF INVESTMENTS at March 31, 2005 (Unaudited), continued

*	Non-income producing security.
ADR - American Depository Receipt.

(1)	This security or a portion of this security is out on loan at March 31, 2005. Total loaned securities had a market value of $1,138,506 at March 31, 2005.

+	At March 31, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes	$57,649,799
Gross tax unrealized appreciation	13,337,228
Gross tax unrealized depreciation	(764,144)
Net tax unrealized appreciation	$12,573,084

ROCHDALE ATLAS PORTFOLIO

SCHEDULE OF INVESTMENTS at March 31, 2005 (Unaudited), Continued

% of
Sector	Net Assets
Basic Materials	15.0%
Communications	10.8%
Consumer, Cyclical	5.9%
Consumer, Non-cyclical	4.6%
Diversified	3.1%
Energy	11.2%
Financial	19.0%
Funds	10.8%
Industrial	17.4%
Technology	0.8%
Utilities	2.8%
Total Investment in Securities	101.4%
Other Assets Less LIABILITIES: 0.4%	(1.4)%
Net Assets	100.0%

Rochdale Dividend and Income Portfolio

SCHEDULE OF INVESTMENTS at March 31, 2005 (Unaudited)

Shares		Value
COMMON STOCKS: 95.8%
BASIC MATERIALS: 4.8%
10,688	Dow Chemical Co.	$532,797
3,980	Du Pont (E.I.) de Nemours and Co.	203,935
7,302	Plum Creek Timber Co., Inc.	260,681
4,823	Weyerhaeuser Co.	330,375
		1,327,788

CONSUMER CYCLICALS: 4.1%
2,600	Amerigas Partners LP	75,816
41,450	Centerplate, Inc.	525,586
2,300	Ferrellgas Partners LP	48,760
8,200	General Motors Corp.	240,998
7,300	Limited Brands	177,390
2,200	Suburban Propane Partners LP	75,768
		1,144,318

CONSUMER NON CYCLICALS: 15.6%
4,250	Altria Group, Inc.	277,907
19,500	B & G Foods, Inc.	290,550
14,440	Bristol-Myers Squibb Co.	367,642
14,592	Conagra, Inc.	394,276
3,940	Donnelley (R.R.) & Sons Co.	124,583
7,035	H.J. Heinz & Co.	259,169
9,871	Kraft Foods, Inc.	326,237
4,074	Landauer, Inc.	193,678
11,826	Loews Corp. - Carolina Group	391,441
9,150	Merck & Co., Inc.	296,185
4,360	Procter & Gamble Co.	231,080
2,673	Reynolds American, Inc.	215,417
875	Schering-Plough Corp.	15,881
13,282	UST, Inc.	686,679
8,835	WD-40 Co.	287,049
		4,357,774

ENERGY: 12.0%
1,100	BP Plc	68,640
1,100	Buckeye Partners LP	50,204
8,783	ChevronTexaco Corp.	512,137
12	Enbridge Energy Management LLC*	586
3,200	Enbridge Energy Partners LP	159,424
3,700	Energy Transfer Partners LP	115,773
1,900	Enterprise Products Partners LP	48,830
6,226	Equitable Resources, Inc.	357,621
12,988	Exxon Mobil Corp.	774,085
2,200	Kaneb Pipe Line Partners LP	130,878
2,500	Kinder Morgan Energy Partners	112,500
12	Kinder Morgan Management LLC*	487
11,986	National Fuel Gas Co.	342,680
6,911	Occidental Petroleum Corp.	491,856
4,200	Teppco Partners LP	176,400
		3,342,101

Rochdale Dividend and Income Portfolio

SCHEDULE OF INVESTMENTS at March 31, 2005 (Unaudited), continued
Shares		Value
FINANCIAL SERVICES: 18.7%
17,880	ACM Income Fund, Inc.	$144,828
9,510	Amsouth Bancorporation	246,785
14,002	Bank of America Corp.	617,488
4,825	BlackRock Limited Duration Income Trust	89,311
3,740	Blackrock Preferred Opportunity Trust Fund	88,526
4,470	BlackRock Strategic Bond Trust	63,698
19,434	Calamos Convertible Opportunities and Income Fund	356,808
5,901	Comerica, Inc.	325,027
17,870	First Commonwealth Financial Corp.	244,819
12,659	FirstMerit Corp.	338,755
8,733	KeyCorp	283,386
5,756	National City Corp.	192,826
5,935	NBT Bancorp, Inc.	133,003
32,240	Nuveen Quality Preferred Income Fund II	439,431
11,549	People's Bank	472,932
7,889	Regions Financial Corp.	255,604
7,709	Susquehanna Bancshares, Inc.	187,945
6,067	The St. Paul Companies, Inc.	222,841
25,550	Trustco Bank Corp. NY	293,570
5,009	Whitney Holding Corp.	222,951
		5,220,534

INDUSTRIALS: 2.9%
1,400	3M Co.	119,966
1,800	Cooper Industries Ltd.	128,736
6,122	Federal Signal Corp.	92,871
10,947	General Electric Co.	394,749
1,872	Honeywell International, Inc.	69,657
		805,979

REIT: 23.9%
2,500	AmREIT	20,225
8,914	Camden Property Trust	419,225
7,264	Colonial Properties Trust	279,010
17,271	First Industrial Realty Trust, Inc.	653,362
3,920	General Growth Properties, Inc.	133,672
15,063	Glenborough Realty Trust, Inc.	288,005
15,609	Glimcher Realty Trust	369,933
14,046	Health Care Property Investors, Inc.	329,660
10,260	Health Care REIT, Inc.	328,320
30,713	HRPT Properties Trust	365,792
8,885	Liberty Property Trust	346,959
5,130	Mack-Cali Realty Corp.	217,256
20,179	Nationwide Health Properties, Inc.	407,818
11,012	New Plan Excel Realty Trust	276,511
9,973	Pennsylvania Real Estate Investment Trust	402,111
7,536	Sovran Self Storage, Inc.	298,652
22,792	Tanger Factory Outlet Centers, Inc.	501,424
4,838	The Macerich Co.	257,769
21,355	Trustreet Properties, Inc.	328,653
13,115	Washington Real Estate Investment Trust	377,056
3,000	Windrose Medical Properties Trust	41,130
		6,642,543

Rochdale Dividend and Income Portfolio

SCHEDULE OF INVESTMENTS at March 31, 2005 (Unaudited), continued
Shares		Value
TECHNOLOGY: 1.7%
20,000	Microsoft Corp.	$483,400
		483,400

TELECOMMUNICATIONS: 1.8%
8,945	SBC Communications, Inc.	211,907
7,867	Verizon Communications, Inc.	279,279
		491,186

UTILITIES: 10.3%
6,094	Cinergy Corp.	246,929
4,536	Cleco Corp.	96,617
3,804	Dominion Resources, Inc.	283,132
6,755	DTE Energy Co.	307,217
14,010	Hawaiian Electric Industries, Inc.	357,535
8,563	KeySpan Corp.	333,700
4,682	NiSource, Inc.	106,703
8,396	Northwest National Gas Co.	303,683
4,470	Peoples Energy Corp.	187,382
4,185	Pinnacle West Capital Corp.	177,904
4,329	Progress Energy, Inc.	181,602
5,503	Public Service Enterprise Group, Inc.	299,308
		2,881,712

Total Common Stocks
(cost $24,677,587)		26,697,335

SHORT-TERM INVESTMENT: 3.5%
Money Market Investment: 3.5%
973,945	First American Prime Obligations Fund	973,945

Total Short-Term Investment
(cost $973,945)		973,945

TOTAL INVESTMENTS
(Cost $25,651,532), 99.3%		27,671,280
OTHER ASSETS AND LIABILITIES, NET, 0.7%		203,425
NET ASSETS, 100.0%		$27,874,705

*	Non-income producing security.

+	At March 31, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes	$25,651,532
Gross tax unrealized appreciation	2,681,179
Gross tax unrealized depreciation	(661,431)
Net tax unrealized appreciation	$2,019,748

Rochdale Intermediate Fixed Income Portfolio

SCHEDULE OF INVESTMENTS at March 31, 2005 (Unaudited)

Principal Amount		Coupon Rate	Maturity Date	Value
CORPORATE BONDS: 57.0%
CONSUMER CYCLICALS: 5.6%
15,000	Cooper Tire & Rubber Co.	7.750%	12/15/09	$16,456
585,000	May Department Stores Co.	10.625%	11/01/10	723,708
500,000	Pulte Homes, Inc.(1)	5.250%	01/15/14	479,653
				1,219,817

ENERGY: 5.1%
130,000	Burlington Resources, Inc.	8.200%	03/15/25	165,860
500,000	Kinder Morgan Energy Partners	5.000%	12/15/13	486,903
100,000	Louisiana Land & Exploration	7.650%	12/01/23	121,817
325,000	Noble Corp.	6.950%	03/15/09	348,790
				1,123,370

FINANCIAL SERVICES: 32.0%
100,000	HSBC Bank Plc	7.625%	06/15/06	104,224
130,000	Bank of America Corp.	7.800%	02/15/10	147,156
500,000	Callable Asset Swap Trust(2)	3.250%	01/15/13	485,000
500,000	Chemical Bank	6.700%	08/15/08	534,281
350,000	Chubb Corp.	7.125%	12/15/07	373,025
25,000	Cigna Corp.	8.250%	01/01/07	26,592
125,000	First Union Corp.	6.300%	04/15/28	131,387
175,000	General Electric Capital Corp.	8.750%	05/21/07	191,007
400,000	HSBC USA Capital Trust	7.530%	12/04/26	428,253
100,000	HSBC USA, Inc.	8.375%	02/15/07	107,211
450,000	International Lease Finance Corp.	5.700%	07/03/06	458,654
340,000	JP Morgan Chase & Co.	7.000%	11/15/09	369,857
500,000	Morgan JP & Co., Inc.	0.000%	04/24/27	97,211
300,000	National Rural Utilities	6.550%	11/01/18	330,862
250,000	Salomon Smith Barney Holdings, Inc.	7.300%	08/01/13	276,565
1,000,000	SLM Corp.	5.202%	01/01/14	1,004,080
310,000	Stilwell Financial	7.000%	11/01/06	322,048
25,000	Suntrust Banks Inc.	6.000%	02/15/26	26,583
1,295,000	Transamerica Corp.	9.375%	03/01/08	1,461,641
100,000	Union Planters Bank NA	6.500%	03/15/18	105,367
				6,981,004

INDUSTRIALS: 2.6%
100,000	CSX Transportation, Inc.	6.400%	03/15/06	102,098
25,000	Ryder System, Inc.	9.875%	05/15/17	27,553
200,000	Snap-On, Inc.	6.625%	10/01/05	202,784
250,000	Union Pacific Corp.	3.625%	06/01/10	235,654
				568,089

TECHNOLOGY: 0.7%
100,000	TXU Eastern Funding Co.(3)	6.450%	05/15/05	17,000
75,000	Computer Associates International, Inc.	6.375%	04/15/05	75,061
50,000	First Data Corp.	6.375%	12/15/07	52,629
				144,690

Rochdale Intermediate Fixed Income Portfolio

SCHEDULE OF INVESTMENTS at March 31, 2005 (Unaudited), continued

Principal Amount		Coupon Rate	Maturity Date	Value
TELECOMMUNICATIONS: 4.3%
180,000	Airtouch Communication Vodafone Group	6.650%	05/01/08	$190,780
500,000	Time Warner, Inc.(1)	6.875%	05/01/12	546,042
200,000	Walt Disney Co.	5.620%	12/01/08	201,336
				938,158

UTILITIES: 6.7%
250,000	Dominion Resources, Inc.	5.700%	09/17/12	259,256
300,000	Duke Energy Corp.(1)	4.200%	10/01/08	296,351
200,000	Indianapolis Power & Light	7.375%	08/01/07	211,599
40,000	PP&L, Inc.	6.550%	03/01/06	41,000
250,000	Rochester Gas & Electric Corp.	5.840%	12/22/08	259,986
175,000	Virginia Electric and Power Co.	7.000%	01/01/24	177,560
200,000	West Texas Utilities Co.	7.750%	06/01/07	212,677
				1,458,429
Total Corporate Bonds
(cost $12,408,431)				12,433,557

ASSET BACKED SECURITY 0.2%
61,543	Mastr Asset Securitization Trust	10.934%	09/25/33	53,052

Total Asset Backed Security
(cost $61,235)				53,052

U.S. GOVERNMENT AGENCY OBLIGATIONS: 31.9%
U.S. Government Non-Mortgage-Backed Securities: 11.3%
1,000,000	Federal Home Loan Bank(1)	4.850%	04/22/13	988,485
500,000	Federal Home Loan Bank	5.300%	03/13/18	490,190
1,000,000	Federal Home Loan Mortgage Corp.(1)	4.750%	12/08/10	995,749
				2,474,424

Other Mortgage-Backed Securities: 20.6%
1,000,000	Federal National Mortgage Association	4.600%	06/05/18	930,214
1,000,000	Federal National Mortgage Association	5.000%	11/23/11	994,386
1,000,000	Federal National Mortgage Association(1)	5.500%	07/18/12	1,006,248
1,000,000	Federal National Mortgage Association	5.750%	11/07/17	1,000,441
100,000	Federal National Mortgage Association(1)	6.400%	09/27/05	101,466
250,000	Federal National Mortgage Association	6.500%	04/24/17	252,313
278,094	Federal National Mortgage Association	6.823%	02/25/19	217,011
				4,502,079

Total U.S. Government Agency Obligations
(cost $7,224,032)				6,976,503

Shares				Value
COMMON STOCKS:2.3%
CONSUMER CYCLICALS: 0.4%
8,100	Centerplate, Inc.			102,708

Rochdale Intermediate Fixed Income Portfolio

SCHEDULE OF INVESTMENTS at March 31, 2005 (Unaudited), continued

Shares				Value
FINANCIAL SERVICES: 0.7%
3	Cohen & Steers Advantage Income Realty Fund, Inc.			$75,000
3	PIMCO High Income Fund			75,000
				150,000

UTILITIES:1.2%
8,590	Utilities Select Sector SPDR Fund(1)			250,398

Total Common Stocks
(cost $460,973)				503,106

SHORT-TERM INVESTMENT: 2.7%
Money Market Investment: 2.7%
597,673	First American Prime Obligations Fund			597,673

Total Short-Term Investment
(cost $597,673)				597,673

Principal Amount		Coupon Rate	Maturity Date	Value
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 24.6%
Commercial Paper: 3.3%
$236,986	Lakeside Funding LLC	2.800%	04/08/05	236,986
236,967	Liquid Funding Ltd.	2.751%	12/12/05	236,986
236,986	Morgan Stanley	2.945%	09/02/05	236,986
				710,958

Repurchase Agreement: 21.2%
3,436,297	Credit Suisse First Boston, Inc.(4)	2.900%	04/01/05	3,436,297
1,184,930	Lehman Brothers, Inc.(4)	3.000%	04/01/05	1,184,930
				4,621,227

Money Market Investment: 0.2%
37,342	Merrill Lynch Premier Institutional Fund			37,342

Total Investments Purchased With Cash
Proceeds From Securities Lending
(cost $5,369,507)				5,369,527

TOTAL INVESTMENTS
(Cost $26,121,851), 118.7%				25,933,418
LIABILITIES IN EXCESS OF OTHER ASSETS, (18.7)%				(4,084,022)
NET ASSETS, 100.0%				$21,849,396

(1)	This security or a portion of this security is out on loan at March 31, 2005. Total loaned securities had a market value of $5,206,489 at March 31, 2005.

(2)	Security is fair valued under procedures established by Board of Trustees.

(3)	Security is in default.

(4)	Collaterized by $4,808,876 of various corporate bonds and mortgage-backed securities.

+	At March 31, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes	$26,121,885
Gross tax unrealized appreciation	262,510
Gross tax unrealized depreciation	(450,977)
Net tax unrealized appreciation	$(188,467)

Rochdale Darwin Portfolio

SCHEDULE OF INVESTMENTS at March 31, 2005 (Unaudited)

Shares		Value
COMMON STOCKS: 97.2%
CONSUMER CYCLICALS: 6.3%
7,489	Life Time Fitness, Inc.*	$202,053

CONSUMER NON CYCLICALS: 88.3%
5,756	Advanced Medical Optics, Inc.*	208,425
5,334	Amsurg Corp.*	134,950
2,488	Barr Pharmaceuticals, Inc.*	121,489
10,410	Barrier Therapeutics, Inc.*	161,251
2,097	Bausch & Lomb, Inc.	153,710
4,259	Charles River Laboratories International, Inc.*	200,343
7,583	Connetics Corp.*	191,774
2,279	Coventry Health Care, Inc.*	155,291
8,235	Cytyc Corp.*	189,487
2,953	Dentsply International, Inc.	160,673
6,068	Hain Celestial Group, Inc.*	113,107
15,537	Illumina, Inc.*	125,539
4,422	Integra LifeSciences Holdings Corp.*	155,743
4,443	Omnicare, Inc.	157,504
6,294	Perrigo Co.	120,530
3,031	Psychiatric Solutions, Inc.*	139,426
8,113	Serologicals Corp.*	198,282
2,492	Universal Health Services, Inc.	130,581
		2,818,105

INDEX FUND: 2.6%
682	Midcap SPDR Trust Series 1	82,113

Total Common Stocks
(cost $3,070,154)		3,102,271

SHORT-TERM INVESTMENT: 2.9%
Money Market Investment: 2.9%
91,787	First American Prime Obligations Fund	91,787

Total Short-Term Investment
(cost $91,787)		91,787

TOTAL INVESTMENTS
(Cost $3,161,941), 100.1%		3,194,058
LIABILITIES IN EXCESS OF OTHER ASSETS, (0.1)%		(3,216)
NET ASSETS, 100.0%		$3,190,842

*	Non-income producing security.

+	At March 31, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes	$3,161,941
Gross tax unrealized appreciation	112,597
Gross tax unrealized depreciation	(80,480)
Net tax unrealized appreciation	$32,117

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rochdale Investment Trust

By (Signature and Title)	/s/ Garrett R. D’Alessandro, President
Garrett R. D’Alessandro, President

Date	5-25-05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Garrett R. D’Alessandro, President
Garrett R. D’Alessandro, President

Date	5-25-05

By (Signature and Title)*	/s/ Jane Molbert, Treasurer
Jane Molbert, Treasurer

Date	5-26-05

* Print the name and title of each signing officer under his or her signature.